Leases - Supplemental Cashflow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ (36)	$ (21)
Financing cash flows from finance leases	(4)	(4)
Right-of-use assets obtained in exchange for new lease liabilities
Operating leases	227	50
Finance leases	$ 6	$ 5